SCHWAB CAPITAL TRUST
Schwab® Balanced Fund
Schwab MarketTrack Portfolios® Schwab MarketTrack All Equity PortfolioTM Schwab MarketTrack Growth PortfolioTM Schwab MarketTrack Balanced PortfolioTM Schwab MarketTrack Conservative PortfolioTM

Schwab® Target Funds
Schwab® Target 2010 Fund
Schwab® Target 2015 Fund
Schwab® Target 2020 Fund
Schwab® Target 2025 Fund
Schwab® Target 2030 Fund
Schwab® Target 2035 Fund
Schwab® Target 2040 Fund
Schwab® Target 2045 Fund
Schwab® Target 2050 Fund
Schwab® Target 2055 Fund
Schwab® Target 2060 Fund
Schwab® Target 2065 Fund

Schwab® Target Index Funds
Schwab® Target 2010 Index Fund
Schwab® Target 2015 Index Fund
Schwab® Target 2020 Index Fund
Schwab® Target 2025 Index Fund
Schwab® Target 2030 Index Fund
Schwab® Target 2035 Index Fund
Schwab® Target 2040 Index Fund
Schwab® Target 2045 Index Fund
Schwab® Target 2050 Index Fund
Schwab® Target 2055 Index Fund
Schwab® Target 2060 Index Fund
Schwab® Target 2065 Index Fund

(each, a fund and collectively, the funds)
Supplement dated September 9, 2024, to each fund’s currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and should be read in conjunction with the Statutory Prospectuses.
Effective immediately, each fund’s statutory prospectus is being revised to reflect the removal of the Schwab® Variable Share Price Money Fund as an underlying fund in which the funds may invest.
In connection with this change, all references to Schwab Variable Share Price Money Fund are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG125315-00 (09/24)
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